Operating and Direct Financing Leases - Components of Net Investments in Direct Financing Leases (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) lease	Dec. 31, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Total minimum lease payments to be received	$ 777,334	$ 568,710
Estimated unguaranteed residual value of leased properties	203,465	194,965
Initial direct costs and other	393	361
Less unearned revenue	(320,598)	(268,046)
Total	660,594	495,990
Less current portion	(154,759)	(9,884)
Long-term portion	505,835	$ 486,106
Teekay Offshore
Property Subject to or Available for Operating Lease [Line Items]
Total	$ 17,600
Teekay Offshore | FSO
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | lease	1